Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	ECB BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Oct. 22, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-41456
Entity, Tax Identification Number	88-1502079
Entity, Address, Address Line One	419 Broadway
Entity, Address, City or Town	Everett
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	02149
City Area Code	617
Local Phone Number	387-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ECBK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001914605